Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 2,139	$ 1,746
Restricted cash	311	298
Accounts receivable, net	12,395	13,154
Inventories	18,187	18,103
Deposits, prepayments and other receivables	6,257	3,480
Total current assets	42,484	36,781
Non-current assets:
Property and equipment, net	2,358	1,380
Right-of-use assets, net	804	308
Intangible assets	5,754
Accounts receivable, net	1,184	1,123
Total non-current assets	10,100	2,811
TOTAL ASSETS	52,584	39,592
Current liabilities:
Accounts payable and accrued liabilities	5,220	4,631
Customer deposits	6,124	5,446
Amounts due to related parties	6,997	57
Bank borrowings	18,806	17,968
Lease liabilities	362	365
Income tax payable	100	145
Total current liabilities	37,609	28,612
Long-term liabilities:
Bank borrowings	2,905	1,887
Lease liabilities	729	180
Deferred tax liabilities	175	38
Total long-term liabilities	3,809	2,105
TOTAL LIABILITIES	41,418	30,717
Shareholders’ equity
Ordinary share, par value US$0.0005 per share, 200,000,000 shares authorized, 16,170,624 ordinary shares and 9,000,000 ordinary shares issued and outstanding	8	5
Additional paid-in capital	8,253	7,183
Accumulated other comprehensive loss	848	(127)
Retained earnings	2,057	1,814
Total shareholders’ equity	11,166	8,875
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	52,584	39,592
Related Party [Member]
Current assets:
Amounts due from related parties	3,195
Non-current assets:
Accounts receivable, net	$ 1,184	$ 1,089